Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying value and estimated fair value of financial instruments
Other current assets	$ 351.7	$ 253.6	$ 322.9
Other long-term assets	813.7	825.0	844.1
Other current liabilities	1,371.1	1,600.6	1,643.1
Long-term borrowings	22,565.1	22,528.9	22,521.7
Other long-term liabilities	786.1	821.9	763.6
Carrying Value | Short-term investment securities
Carrying value and estimated fair value of financial instruments
Settlement assets	59.8	125.6	105.7
Carrying Value | Long-term investment securities
Carrying value and estimated fair value of financial instruments
Settlement assets	18.6	54.3	181.0
Other long-term assets	0.6	0.5	0.5
Carrying Value | Cost method investments
Carrying value and estimated fair value of financial instruments
Other long-term assets	9.1	13.4	23.7
Carrying Value | Derivative financial instruments
Carrying value and estimated fair value of financial instruments
Other current assets	6.7	11.1
Other long-term assets	66.6	89.8	76.3
Other current liabilities	21.6	0.3	156.7
Other long-term liabilities	126.9	171.8	39.7
Carrying Value | Long-term borrowings
Carrying value and estimated fair value of financial instruments
Long-term borrowings	22,565.1	22,528.9	22,521.7
Fair Value | Short-term investment securities
Carrying value and estimated fair value of financial instruments
Settlement assets	59.8	125.6	105.7
Fair Value | Long-term investment securities
Carrying value and estimated fair value of financial instruments
Settlement assets	18.6	54.3	181.0
Other long-term assets	0.6	0.5	0.5
Fair Value | Cost method investments
Carrying value and estimated fair value of financial instruments
Other long-term assets	9.1	13.4	23.7
Fair Value | Derivative financial instruments
Carrying value and estimated fair value of financial instruments
Other current assets	6.7	11.1
Other long-term assets	66.6	89.8	76.3
Other current liabilities	21.6	0.3	156.7
Other long-term liabilities	126.9	171.8	39.7
Fair Value | Long-term borrowings
Carrying value and estimated fair value of financial instruments
Long-term borrowings	23,359.3
Long-term borrowings, fair value		$ 22,732.6	$ 20,189.8